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                            Philip W. Coolidge, Esq.
                         6 St. James Avenue, 9th Floor
                          Boston, Massachusetts 02116
                                 (617) 423-0800



                                                   August 29, 1997



Green Century Funds
29 Temple Place
Boston, Massachusetts 02111

RE: Rule 24f-2 Notice for Green Century Funds with respect to the Green Century Balanced Fund and the Green Century Equity Fund

     This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.01 per share) (the "Shares") of the Green Century Funds, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust's fiscal year ended June 30, 1997, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

     This opinion is limited solely to the laws of the Commonwealth of Massachusetts applied by courts in such Commonwealth. I understand that the foregoing limitation is acceptable to you.

     Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                                Very truly yours,

                                                /s/ Philip W. Coolidge

                                                Philip W. Coolidge, Esq.


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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1. NAME AND ADDRESS OF ISSUER:
   Green Century Funds
   29 Temple Place
   Boston, MA   02111
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2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
   Green Century Balanced Fund
   Green Century Equity Fund
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3. INVESTMENT COMPANY ACT FILE NUMBER:
   811-06351
   SECURITIES ACT FILE NUMBER:
   33-41692
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4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:
   Green Century Balanced Fund - June 30, 1997
   Green Century Equity Fund - July 31, 1997
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5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR
   PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S
   24F-2 DECLARATION:

                                                                                  [ ]

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6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF APPLICABLE (SEE INSTRUCTION A.6):
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7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT
   OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE
   FISCAL YEAR:
   0
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8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:
   0
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9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
   Green Century Balanced Fund  178,968  $2,238,592
   Green Century Equity Fund    248,224  $3,530,696
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10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION
    PURSUANT TO RULE 24F-2:
    Green Century Balanced Fund  178,968  $2,238,592
    Green Century Equity Fund    248,224  $3,530,696
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11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND
    REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):
    Green Century Balanced Fund 50,015  $626,390
    Green Century Equity Fund      329  $  4,505
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12. CALCULATION OF REGISTRATION FEE:
    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):           $ 5,769,288
                                                                          -----------
    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if applicable):      +   630,895
                                                                          -----------
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                         -   594,991
                                                                          -----------
    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                     +         0
                                                                          -----------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if
          applicable):                                                    + 5,805,192
                                                                          -----------
    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or regulation
          (see Instruction C.6):                                          x    1/3300
                                                                          -----------
    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:         $     1,759
                                                                          ===========

INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
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13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3a OF THE
    COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 202.3a).

                                                               [X]

    DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX DEPOSITORY:  August 28, 1997
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                                                     SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)* /s/ Kristina Curtis
                              -------------------
                       Kristina Curtis, Treasurer
                     ----------------------------

       Date August 29, 1997
       ---------------------

    *Please print the name and title of the signing officer below the signature.
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